TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade receivables [line items]
Trade receivables	€ 664	€ 465
Euro
Trade receivables [line items]
Trade receivables	326	225
U.S. Dollars
Trade receivables [line items]
Trade receivables	316	213
Swiss Francs
Trade receivables [line items]
Trade receivables	5	8
Other currencies
Trade receivables [line items]
Trade receivables	€ 17	€ 19